BALANCE SHEET (Parenthetical) - CIK0001815805 BROADSTONE ACQUISITION CORP. - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A ordinary shares
Share subject to possible redemption (in shares)	30,530,301	30,530,301
Redemption Price	$ 10	$ 10
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Class A Redeemable Common Stock
Share subject to possible redemption (in shares)		30,530,301
Non Redeemable ordinary shares
Common stock, par value		$ 0.0001
Common stock, shares authorized		200,000,000
Common stock, shares issued		0
Common stock, shares outstanding		0
Class B ordinary shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	7,632,575	7,632,575
Common stock, shares outstanding	7,632,575	7,632,575